Note 3 - Investment Securities - Schedule of Investment Securities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Available for sale securities, amortized cost	$ 331,267,173	$ 302,868,012
Available for sale securities, gross unrealized gains	94,093	93,357
Available for sale securities, gross unrealized losses	(7,703,396)	(6,812,070)
Available for Sale, at Fair Value	323,657,870	296,149,299
US Government Agencies Debt Securities [Member]
Available for sale securities, amortized cost	326,694,417	297,778,875
Available for sale securities, gross unrealized gains	75,743	62,815
Available for sale securities, gross unrealized losses	(7,672,786)	(6,791,837)
Available for Sale, at Fair Value	319,097,374	291,049,853
US States and Political Subdivisions Debt Securities [Member]
Available for sale securities, amortized cost	4,572,756	5,089,137
Available for sale securities, gross unrealized gains	18,350	30,542
Available for sale securities, gross unrealized losses	(30,610)	(20,233)
Available for Sale, at Fair Value	$ 4,560,496	$ 5,099,446